UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05029

Legg Mason Income Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Income Trust’s semi-annual report for the six months ended June 30, 2008, combining reports for the Legg Mason Investment Grade Income Portfolio and Legg Mason Limited Duration Bond Portfolio.

The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2008:

	SEC YieldA	Average Life	Net Asset Value Per Share
Investment Grade	6.86%	11.42 years	$9.50
Limited Duration	4.72%	4.16 years	$9.46

A	SEC yields reported are for the 30 days ended June 30, 2008. Yields are subject to change at any time.

For the six-month period ended June 30, 2008, total returns for the Primary Class of shares of the Investment Grade and Limited Duration Portfolios were -3.05% and -3.09%, respectively. Total returns for the Institutional Class of shares of the Investment Grade and Limited Duration Portfolios were -2.81% and -2.85%, respectively.

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Information about the Funds performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers from their bank of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

July 16, 2008

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Investment Grade Income Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08 to 6/30/08
Primary Class:
Actual	$1,000.00	$969.50	$4.90
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02
Institutional Class:
Actual	$1,000.00	$971.90	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00%, and .50% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 366.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason investment Grade Income Portfolio

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund and an initial $1,000,000 investment in Institutional Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-1.87%	-1.87%
Five Years	+14.20%	+2.69%
Ten Years	+63.57%	+5.04%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

This index consists of publicly issued US corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate (industrial, utility and finance) and non-corporate (sovereign, supranational, foreign agency, and foreign local government) sectors.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-1.47%	-1.47%
Five Years	+17.10%	+3.21%
Ten Years	+72.20%	+5.59%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2008)B

Standard & Poor’s Debt RatingsC (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

B

The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time. The charts do not include derivatives such as Futures Contracts, Options Written, and Swaps.

C	Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk.
D	Preferred Stocks do not have a defined maturity date.

Semi-Annual Report to Shareholders

Portfolio of Investments

Investment Grade Income Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 98.3%
Corporate Bonds and Notes — 73.3%
Aerospace and Defense — 0.7%
L-3 Communications Corp.	7.625%	6/15/12	$1,000,000	$1,010,000
United Technologies Corp.	5.400%	5/1/35	1,640,000	1,523,840

				2,533,840

Airlines — 0.2%
Continental Airlines Inc.	6.545%	2/2/19	149,872	137,133
Continental Airlines Inc.	7.256%	3/15/20	446,187	421,647

				558,780

Automobiles — 2.0%
DaimlerChrysler NA
Holding Corp.	7.300%	1/15/12	385,000	407,425
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	290,000	300,723
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	850,000	982,782
Ford Motor Co.	7.450%	7/16/31	1,975,000	1,150,437
Ford Motor Co.	8.900%	1/15/32	370,000	236,800
General Motors Corp.	8.250%	7/15/23	650,000	378,625
General Motors Corp.	8.375%	7/15/33	6,190,000	3,667,575

				7,124,367

Beverages — 0.2%
Foster’s Finance Corp.	4.875%	10/1/14	840,000	807,541	A

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37,000	38,179
American Standard Inc.	7.625%	2/15/10	5,000	5,243

				43,422

Capital Markets — 6.4%
BankAmerica Capital III	3.283%	1/15/27	585,000	462,223	B
Goldman Sachs Capital II	5.793%	12/29/49	2,755,000	1,915,717	C

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Capital Markets — Continued
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	$3,100,000	$2,022,750	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	4,000,000	3,700,476
Merrill Lynch and Co. Inc.	6.050%	8/15/12	840,000	822,121
Merrill Lynch and Co. Inc.	5.700%	5/2/17	3,400,000	2,993,489
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210,000	1,121,225
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910,000	722,727
Morgan Stanley	5.050%	1/21/11	900,000	889,736
Morgan Stanley	5.250%	11/2/12	3,500,000	3,405,896
Morgan Stanley	4.750%	4/1/14	65,000	59,230
Morgan Stanley	6.625%	4/1/18	1,050,000	994,901
The Bear Stearns Cos. Inc.	5.500%	8/15/11	1,650,000	1,645,946
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320,000	295,752
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025,000	1,716,653

				22,768,842

Chemicals — 0.5%
The Dow Chemical Co.	6.000%	10/1/12	300,000	310,855
The Dow Chemical Co.	5.700%	5/15/18	590,000	571,356
The Dow Chemical Co.	7.375%	11/1/29	800,000	848,484

				1,730,695

Commercial Banks — 5.8%
CBA Capital Trust I	5.805%	6/30/49	3,510,000	3,153,735	A
Comerica Capital Trust II	6.576%	2/20/37	990,000	623,423	C
KeyBank NA	5.800%	7/1/14	5,000	4,279
Rabobank Capital Funding Trust II	5.260%	12/31/49	320,000	293,144	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120,000	2,679,415	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020,000	3,493,766	C
SunTrust Bank	5.000%	9/1/15	770,000	703,477

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
SunTrust Capital VIII	6.100%	12/15/36	$1,550,000	$1,230,999	C
SunTrust Preferred Capital I	5.853%	12/15/49	1,100,000	800,250	C
UnionBanCal Corp.	5.250%	12/16/13	785,000	739,885
Wachovia Capital Trust III	5.800%	3/15/42	2,580,000	1,754,400	C
Wachovia Corp.	5.625%	10/15/16	2,300,000	2,091,335
Wachovia Corp.	5.750%	6/15/17	580,000	534,891
Wells Fargo Capital X	5.950%	12/15/36	1,260,000	1,143,013
Wells Fargo Capital XIII	7.700%	12/29/49	1,500,000	1,491,070	C

				20,737,082

Commercial Services and Supplies — 0.2%
Waste Management Inc.	7.375%	5/15/29	690,000	725,098

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	135,000	137,616

Consumer Finance — 5.5%
American Express Co.	6.800%	9/1/66	3,930,000	3,633,458	C
Capital One Financial Corp.	6.750%	9/15/17	670,000	663,854
Ford Motor Credit Co.	7.375%	2/1/11	2,390,000	1,939,523
Ford Motor Credit Co.	8.026%	6/15/11	6,828,000	5,556,285	B
Ford Motor Credit Co.	7.250%	10/25/11	2,410,000	1,867,656
GMAC LLC	0.000%	6/15/15	40,000	12,033	D
GMAC LLC	8.000%	11/1/31	4,015,000	2,612,071
Nelnet Inc.	7.400%	9/29/36	1,310,000	856,471	C
SLM Corp.	5.000%	10/1/13	1,400,000	1,210,530
SLM Corp.	8.450%	6/15/18	1,290,000	1,237,543

				19,589,424

Diversified Financial Services — 11.2%
AGFC Capital Trust I	6.000%	1/15/67	860,000	682,435	A,C
AIG SunAmerica Global
Financing VI	6.300%	5/10/11	5,170,000	5,250,440	A

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
BAC Capital Trust XI	6.625%	5/23/36	$1,000,000	$921,839
BAC Capital Trust XIV	5.630%	3/15/49	2,730,000	2,130,301	C
Bank of America Corp.	5.420%	3/15/17	500,000	457,319
Bank of America Corp.	8.000%	12/29/49	1,540,000	1,442,780	C
Beaver Valley II Funding	9.000%	6/1/17	996,000	1,072,821
Capital One Bank	6.500%	6/13/13	690,000	675,668
Capital One Capital IV	6.745%	2/17/37	1,100,000	821,955	C
Capmark Financial Group Inc.	5.875%	5/10/12	1,000,000	705,412
Chase Capital II	3.373%	2/1/27	1,980,000	1,525,372	B
Citigroup Capital XXI	8.300%	12/21/57	970,000	915,999	C
Citigroup Inc.	6.125%	8/25/36	1,000,000	845,756
Citigroup Inc.	8.400%	4/29/49	375,000	356,479	C
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760,000	1,482,967	A,C
General Electric Capital Corp.	6.750%	3/15/32	5,000	5,035
General Electric Capital Corp.	6.375%	11/15/67	2,040,000	1,929,450	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860,000	722,271	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500,000	2,004,125	C
HSBC Finance Corp.	5.500%	1/19/16	1,610,000	1,546,621
ILFC E-Capital Trust II	6.250%	12/21/65	2,320,000	1,936,420	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035,000	1,015,350	C
JPMorgan Chase and Co.	6.125%	6/27/17	5,000	4,920
JPMorgan Chase and Co.	6.000%	1/15/18	1,000,000	974,142
Kaupthing Bank Hf	7.625%	2/28/15	1,700,000	1,535,610	A,E
Liberty Media LLC	7.875%	7/15/09	1,000,000	1,009,732
Liberty Media LLC	8.500%	7/15/29	340,000	304,124
Liberty Media LLC	8.250%	2/1/30	120,000	104,534
TNK-BP Finance SA	7.875%	3/13/18	310,000	298,375	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
UBS Preferred Funding Trust V	6.243%	5/15/49	$3,030,000	$2,654,935	C
ZFS Finance USA Trust II	6.450%	12/15/65	4,990,000	4,426,125	A,C

				39,759,312

Diversified Telecommunication Services — 2.5%
AT&T Corp.	8.000%	11/15/31	1,200,000	1,377,603
AT&T Inc.	5.100%	9/15/14	1,910,000	1,872,318
AT&T Inc.	5.600%	5/15/18	500,000	487,840
Embarq Corp.	7.082%	6/1/16	930,000	883,271
Qwest Corp.	5.625%	11/15/08	550,000	548,625
Verizon Global Funding Corp.	6.875%	6/15/12	570,000	603,968
Verizon Global Funding Corp.	7.750%	6/15/32	375,000	401,361
Verizon Global Funding Corp.	5.850%	9/15/35	1,350,000	1,189,870
Verizon New York Inc.	6.875%	4/1/12	1,280,000	1,334,907

				8,699,763

Electric Utilities — 4.3%
Commonwealth Edison Co.	5.800%	3/15/18	1,790,000	1,747,351
Energy Future Holdings Corp.	10.875%	11/1/17	130,000	131,300	A
Energy Future Holdings Corp.	11.250%	11/1/17	2,930,000	2,922,675	A,F
Exelon Corp.	6.750%	5/1/11	1,195,000	1,227,658
FirstEnergy Corp.	7.375%	11/15/31	3,840,000	4,175,608
Pacific Gas and Electric Co.	6.050%	3/1/34	2,150,000	2,073,101
Tampa Electric Co.	6.375%	8/15/12	380,000	391,565
The Cleveland Electric
Illuminating Co.	5.650%	12/15/13	940,000	929,320

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
The Cleveland Electric
Illuminating Co.	7.880%	11/1/17	$850,000	$934,842
The Detroit Edison Co.	5.200%	10/15/12	610,000	614,698

				15,148,118

Energy Equipment and Services — 0.8%
CenterPoint Energy
Resources Corp.	7.875%	4/1/13	1,010,000	1,081,209
EEB International Ltd.	8.750%	10/31/14	790,000	837,400	A
Pride International Inc.	7.375%	7/15/14	800,000	798,000

				2,716,609

Food and Staples Retailing — 0.5%
Safeway Inc.	6.350%	8/15/17	610,000	627,793
The Kroger Co.	8.000%	9/15/29	1,000,000	1,111,843

				1,739,636

Food Products — 0.8%
Ahold Finance USA Inc.	8.250%	7/15/10	960,000	1,014,263
Kellogg Co.	7.450%	4/1/31	650,000	731,942
Tyson Foods Inc.	6.850%	4/1/16	1,040,000	945,093	G

				2,691,298

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	480,000	458,561	A

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	6.050%	3/30/17	840,000	810,656

Health Care Providers and Services — 4.0%
Cardinal Health Inc.	5.800%	10/15/16	1,100,000	1,076,577
Coventry Health Care Inc.	5.950%	3/15/17	1,150,000	1,000,169
HCA Inc.	6.300%	10/1/12	1,790,000	1,606,525
HCA Inc.	6.250%	2/15/13	2,130,000	1,847,775

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
HCA Inc.	5.750%	3/15/14	$150,000	$124,875
HCA Inc.	9.125%	11/15/14	1,100,000	1,124,750
HCA Inc.	9.250%	11/15/16	1,380,000	1,421,400
Humana Inc.	6.450%	6/1/16	600,000	582,019
Quest Diagnostics Inc.	5.125%	11/1/10	790,000	789,101
UnitedHealth Group Inc.	6.000%	11/15/17	1,610,000	1,558,406
Universal Health Services Inc.	7.125%	6/30/16	1,450,000	1,490,349
WellPoint Inc.	5.875%	6/15/17	1,560,000	1,507,871

				14,129,817

Household Durables — 0.3%
Centex Corp.	5.125%	10/1/13	420,000	335,475
DR Horton Inc.	5.250%	2/15/15	610,000	484,950
Pulte Homes Inc.	6.250%	2/15/13	385,000	346,500

				1,166,925

Independent Power Producers and Energy Traders — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690,000	1,715,350
TXU Corp.	6.500%	11/15/24	2,730,000	2,014,200

				3,729,550

Industrial Conglomerates — 0.2%
Tyco International Group SA	7.000%	12/15/19	554,000	546,273	A

Insurance — 3.6%
Ace Ina Holdings Inc.	5.700%	2/15/17	410,000	393,596
Allstate Corp.	6.500%	5/15/57	1,450,000	1,266,900	C
American International Group Inc.	6.250%	3/15/37	230,000	180,036
ASIF Global Financing XIX	4.900%	1/17/13	90,000	86,468	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	760,000	542,233	C

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Insurance — Continued
Hartford Financial Services Group Inc.	8.125%	6/15/38	$825,000	$802,935	C
Liberty Mutual Group	5.750%	3/15/14	720,000	695,026	A
Liberty Mutual Group	7.800%	3/15/37	810,000	646,676	A
MetLife Inc.	6.400%	12/15/36	3,325,000	2,903,121	C
Prudential Financial Inc.	8.875%	6/15/38	910,000	909,743	C
The Chubb Corp.	6.375%	3/29/37	910,000	832,418	C
The Travelers Cos. Inc.	6.250%	3/15/37	1,790,000	1,537,864	C
The Travelers Cos. Inc.	6.250%	6/15/37	710,000	659,983
Willis North America Inc.	5.125%	7/15/10	760,000	747,242
Willis North America Inc.	5.625%	7/15/15	660,000	593,393

				12,797,634

IT Services — 0.3%
Electronic Data Systems Corp.	6.500%	8/1/13	500,000	513,533	G
Electronic Data Systems Corp.	7.450%	10/15/29	570,000	626,281

				1,139,814

Leisure Equipment and Products — 0.4%
Eastman Kodak Co.	7.250%	11/15/13	500,000	486,250
Hasbro Inc.	6.300%	9/15/17	970,000	957,924	G

				1,444,174

Media — 3.5%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210,000	949,850
Clear Channel Communications Inc.	5.500%	9/15/14	500,000	300,000
Comcast Cable Communications Inc.	6.750%	1/30/11	960,000	994,538
Comcast Cable Holdings LLC	7.125%	2/15/28	180,000	181,785

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Media — Continued
Comcast Corp.	6.450%	3/15/37	$350,000	$325,742
Comcast Corp.	6.950%	8/15/37	1,800,000	1,770,460
Comcast Corp.	6.400%	5/15/38	750,000	691,855
Cox Communications Inc.	4.625%	1/15/10	510,000	507,186
News America Inc.	6.550%	3/15/33	1,495,000	1,462,614
Time Warner Entertainment Co. LP	8.375%	7/15/33	505,000	546,539
Time Warner Inc.	6.875%	5/1/12	1,350,000	1,381,117
Time Warner Inc.	9.125%	1/15/13	1,130,000	1,240,834
Time Warner Inc.	7.700%	5/1/32	1,015,000	1,039,160
Viacom Inc.	5.750%	4/30/11	990,000	992,309

				12,383,989

Metals and Mining — 2.0%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,520,000	4,768,600
GTL Trade Finance Inc.	7.250%	10/20/17	2,232,000	2,242,423	A

				7,011,023

Multi-Utilities — 0.4%
DTE Energy Co.	6.375%	4/15/33	350,000	329,345
Xcel Energy Inc.	7.000%	12/1/10	900,000	938,903

				1,268,248

Multiline Retail — 0.9%
Federated Retail Holdings Inc.	5.350%	3/15/12	810,000	752,659
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000,000	927,986
May Department Stores Co.	5.750%	7/15/14	1,070,000	966,116
May Department Stores Co.	6.650%	7/15/24	490,000	396,767

				3,043,528

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — 7.4%
DCP Midstream LLC	6.750%	9/15/37	$1,830,000	$1,733,475	A
Devon Financing Corp. ULC	7.875%	9/30/31	560,000	661,415
Duke Capital LLC	6.250%	2/15/13	340,000	346,016
El Paso Corp.	7.800%	8/1/31	1,660,000	1,671,723
El Paso Corp.	7.750%	1/15/32	340,000	340,607
EOG Resources Inc.	5.875%	9/15/17	1,630,000	1,640,998
Hess Corp.	7.875%	10/1/29	3,770,000	4,323,839
KazMunaiGaz Exploration Production — GDR	8.375%	7/2/13	910,000	907,042	A
Kerr-McGee Corp.	6.950%	7/1/24	390,000	404,533
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430,000	1,492,791
Pemex Project Funding Master Trust	4.076%	6/15/10	12,000	12,078	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	7,374,000	7,275,211
Pemex Project Funding Master Trust	6.625%	6/15/35	260,000	256,517	A
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000,000	1,116,707
The Williams Cos. Inc.	7.625%	7/15/19	2,000,000	2,100,000
Valero Energy Corp.	6.875%	4/15/12	565,000	586,494
XTO Energy Inc.	6.100%	4/1/36	1,270,000	1,209,631

				26,079,077

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	1,120,000	1,153,512

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	440,000	424,704

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts — 1.2%
Health Care REIT Inc.	5.875%	5/15/15	$1,440,000	$1,338,346
iStar Financial Inc.	5.375%	4/15/10	10,000	9,000
iStar Financial Inc.	5.950%	10/15/13	3,610,000	2,960,200

				4,307,546

Road and Rail — 0.1%
Burlington Northern Rail Road Co.	7.330%	6/23/10	55,956	56,943
Norfolk Southern Corp.	7.875%	5/15/43	348,000	395,925

				452,868

Thrifts and Mortgage Finance — 3.6%
BB&T Capital Trust II	6.750%	6/7/36	1,750,000	1,532,659
Countrywide Financial Corp.	5.800%	6/7/12	2,850,000	2,695,547
Residential Capital LLC	8.500%	5/15/10	6,124,000	5,144,160	A
Residential Capital LLC	9.625%	5/15/15	2,224,000	1,078,640	A
Washington Mutual Bank	2.963%	5/1/09	400,000	368,016	B
Washington Mutual Inc.	4.200%	1/15/10	700,000	609,000
Washington Mutual Inc.	4.625%	4/1/14	1,000,000	730,000
Washington Mutual Inc.	7.250%	11/1/17	930,000	687,037

				12,845,059

Tobacco — 0.3%
Reynolds American Inc.	7.875%	5/15/09	860,000	877,200
Reynolds American Inc.	7.625%	6/1/16	270,000	281,290

				1,158,490

Wireless Telecommunication Services — 1.7%
New Cingular Wireless Services Inc.	8.125%	5/1/12	570,000	624,319
New Cingular Wireless Services Inc.	8.750%	3/1/31	980,000	1,162,847
Nextel Communications Inc.	5.950%	3/15/14	469,000	376,373
Nextel Communications Inc.	7.375%	8/1/15	1,600,000	1,328,000

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Sprint Capital Corp.	8.375%	3/15/12	$1,860,000	$1,841,400
Sprint Capital Corp.	6.900%	5/1/19	920,000	807,300

				6,140,239

Total Corporate Bonds and Notes (Cost — $284,329,821)				260,003,130
Mortgage-Backed Securities — 0.8%
Variable Rate SecuritiesH — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.216%	9/25/37	1,534,577	1,465,722
Thornburg Mortgage Securities Trust 2007-4 3A1	6.216%	9/25/37	1,411,970	1,340,581

Total Mortgage-Backed Securities (Cost — $2,920,734)				2,806,303
US Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	6.406%	9/1/24	48,933	49,599

Total US Government Agency Mortgage-Backed Securities (Cost — $48,988)				49,599
Yankee BondsI — 23.6%
Automobiles — 0.3%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,160,000	1,122,300

Beverages — 0.2%
Diageo Capital PLC	5.200%	1/30/13	790,000	790,903

Commercial Banks — 11.2%
AES El Salvador Trust	6.750%	2/1/16	2,080,000	1,867,898	A
ATF Capital BV	9.250%	2/21/14	2,280,000	2,291,400	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds — Continued
Commercial Banks — Continued
Banco Mercantil del Norte SA	6.135%	10/13/16	$2,030,000	$1,976,438	A,C
Barclays Bank PLC	7.434%	9/29/49	2,750,000	2,579,437	A,C
Barclays Bank PLC	7.700%	12/31/49	840,000	846,191	A,C
BOI Capital Funding	5.571%	2/1/49	2,000,000	1,349,660	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100,000	892,210	A
Glitnir Banki Hf	6.693%	6/15/16	1,900,000	1,221,814	A,C
Glitnir Banki Hf	7.451%	12/14/49	700,000	421,295	A,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490,000	1,288,233	A,C
HSBC Capital Funding LP	4.610%	6/27/49	760,000	670,046	A,C
HSBK Europe BV	7.250%	5/3/17	1,640,000	1,426,800	A
ICICI Bank Ltd.	6.375%	4/30/22	702,000	629,112	A,C
ICICI Bank Ltd.	6.375%	4/30/22	170,000	153,566	C
Kaupthing Bank Hf	5.750%	10/4/11	1,340,000	1,084,844	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585,000	2,526,371	A
Landsbanki Islands Hf	7.431%	12/31/49	2,250,000	1,420,639	A,C
Mizuho Financial Group	5.790%	4/15/14	3,565,000	3,632,742	A
Natixis	10.000%	4/29/49	1,270,000	1,295,400	A,C
Resona Preferred Global Securities	7.191%	7/30/49	3,330,000	3,074,939	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200,000	182,866	C
RSHB Capital SA	7.175%	5/16/13	2,040,000	2,042,550	A
RSHB Capital SA	7.125%	1/14/14	1,700,000	1,676,540	A
RSHB Capital SA	6.299%	5/15/17	570,000	525,910	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,385,000	2,377,258	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730,000	655,128	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709,000	1,427,015	A
TuranAlem Finance BV	8.250%	1/22/37	300,000	250,875	A

				39,787,177

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds — Continued
Consumer Finance — 0.9%
Aiful Corp.	6.000%	12/12/11	$3,005,000	$2,483,564	A
HSBC Holdings PLC	5.250%	12/12/12	830,000	829,959

				3,313,523

Diversified Financial Services — 1.0%
Lukoil International Finance BV	6.356%	6/7/17	982,000	925,535	A
Petroplus Finance Ltd.	7.000%	5/1/17	750,000	661,875	A
SMFG Preferred Capital	6.078%	1/29/49	230,000	194,472	A,C
TNK-BP Finance SA	7.500%	7/18/16	870,000	823,194	A
TNK-BP Finance SA	6.625%	3/20/17	100,000	88,500	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920,000	966,498

				3,660,074

Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	9.125%	12/15/30	420,000	504,876	G
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400,000	1,606,329	G
Deutsche Telekom International Finance BV	9.250%	6/1/32	670,000	800,816	G
France Telecom SA	7.750%	3/1/11	1,000,000	1,059,040	G
France Telecom SA	8.500%	3/1/31	340,000	411,550	G
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655,000	753,006
Telecom Italia Capital	7.200%	7/18/36	2,070,000	2,001,586
Telefonica Emisiones S.A.U.	5.855%	2/4/13	790,000	795,277
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800,000	821,000
VIP Finance Ireland Ltd	8.375%	4/30/13	680,000	670,362	A

				9,423,842

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds — Continued
Electric Utilities — 0.6%
Enersis SA	7.375%	1/15/14	$850,000	$902,842
Enersis SA/Cayman Island	7.400%	12/1/16	1,211,000	1,296,200

				2,199,042

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	860,000	867,498

Foreign Governments — 0.3%
United Mexican States	7.500%	4/8/33	182,000	209,755
United Mexican States	6.750%	9/27/34	738,000	783,018

				992,773

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	850,000	756,500	A

Industrial Conglomerates — 0.7%
Tyco International Group SA	6.125%	11/1/08	60,000	60,188
Tyco International Group SA	6.125%	1/15/09	20,000	20,193
Tyco International Group SA	6.375%	10/15/11	345,000	353,049
Tyco International Group SA	6.875%	1/15/21	2,051,000	2,050,073	A

				2,483,503

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630,000	1,755,613

Media — 0.2%
Rogers Cable Inc.	6.250%	6/15/13	570,000	582,449

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds — Continued
Metals and Mining — 1.2%
Evraz Group SA	8.875%	4/24/13	$540,000	$540,648	A
Vale Overseas Ltd.	6.875%	11/21/36	3,888,000	3,610,922

				4,151,570

Oil, Gas and Consumable Fuels — 2.7%
Anadarko Finance Co.	6.750%	5/1/11	10,000	10,395
Anadarko Finance Co.	7.500%	5/1/31	4,550,000	4,877,322
Gazprom	6.212%	11/22/16	1,439,000	1,344,458	A
Gazprom	6.510%	3/7/22	1,160,000	1,041,100	A
Petrobras International Finance Co.	5.875%	3/1/18	2,330,000	2,241,329

				9,514,604

Wireless Telecommunication Services — 0.7%
America Movil SA de CV	5.625%	11/15/17	1,570,000	1,512,054
Rogers Wireless Inc.	6.375%	3/1/14	1,000,000	1,001,158

				2,513,212

Total Yankee Bonds (Cost — $92,264,161)				83,914,583
Preferred Stocks — 0.6%
Fannie Mae	8.250%		35,925Shs	824,479	C
Freddie Mac	8.375%		49,975Shs	1,214,392	C

Total Preferred Stocks (Cost — $2,147,500)				2,038,871
Total Long-Term Securities (Cost — $381,711,204)				348,812,486

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Short-Term Securities — 0.5%
US Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	12/15/08	$705,000	$696,791	D,J

Repurchase Agreements — 0.3%
Deutsche Bank
2.45%, dated 6/30/08, to be repurchased at $610,042 on 7/1/08 (Collateral: $625,000 Federal Home Loan Bank bond, 3%, due 12/15/09 value $622,200)			610,000	610,000
Merrill Lynch Government Securities Inc.
2%, dated 6/30/08, to be repurchased at $611,034 on 7/1/08 (Collateral: $625,000 Federal Home Loan Bank bond, 2.28%, due 4/24/09 value $623,220)			611,000	611,000

				1,221,000

Total Short-Term Securities (Cost — $1,920,113)				1,917,791
Total Investments — 98.8% (Cost — $383,631,317)K				350,730,277
Other Assets Less Liabilities — 1.2%				4,155,138

Net Assets — 100.0%				$354,885,415

Semi-Annual Report to Shareholders

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedL
Eurodollar Futures	September 2008	206	$(266,255)
Eurodollar Futures	March 2009	215	226,475
US Treasury Bond Futures	September 2008	31	24,548
US Treasury Note Futures	September 2008	302	(42,034)

			$(57,266)

Futures Contracts WrittenL
US Treasury Note Futures	September 2008	245	$(158,084)

N.M. Not Meaningful.

A

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 25.92% of net assets.

B

Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI) or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2008.

C

Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F	Pay-in-Kind (PIK) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Service.
H	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I	Yankee Bond — A dollar-denominated bond issued in the US by foreign entities.
J	All or a portion of this security is collateral to cover futures.
K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,241,467
Gross unrealized depreciation	(35,142,507)

Net unrealized depreciation	$(32,901,040)

L	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Income Portfolio

June 30, 2008 (Unaudited)

Assets:
Investment securities at market value (cost – $381,711,204)		$348,812,486
Short-term securities at value (cost – $1,920,113)		1,917,791
Cash		4,626
Interest receivable		5,890,383
Receivable for securities sold		1,520,000
Receivable for fund shares sold		638,619
Futures variation margin receivable		2,759
Other assets		1,226

Total assets		358,787,890

Liabilities:
Payable for fund shares repurchased	$2,507,096
Payable for securities purchased	905,441
Accrued distribution and service fees	257,590
Income distribution payable	5,698
Accrued expenses	226,650

Total liabilities		3,902,475

Net Assets		$354,885,415

Net assets consist of:
Accumulated paid-in-capital		$388,837,473
Undistributed net investment income		361,091
Accumulated net realized loss on investments and futures		(1,196,759)
Net unrealized depreciation on investments and futures		(33,116,390)

Net Assets		$354,885,415

Net Asset Value Per Share:
Primary Class (35,669,260 shares outstanding)		$9.50

Institutional Class (1,682,887 shares outstanding)		$9.50

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Investment Grade Income Portfolio

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest		$14,257,946

Expenses:
Management fees	1,146,480
Distribution and service fees:
Primary Class	912,695
Audit and legal fees	34,250
Custodian fees	30,623
Directors’ fees and expenses	31,543
Registration fees	24,680
Reports to shareholders	47,633
Transfer agent and shareholder servicing expense:
Primary Class	158,932
Institutional Class	7,343
Other expenses	29,938

	2,424,117
Less: Fees waived	(555,342)
Compensating balance credits	(621)

Net expenses		1,868,154

Net Investment Income		12,389,792

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(200,020)
Futures	(249,496)

		(449,516)
Change in unrealized appreciation/(depreciation) of investments and futures		(23,510,998)

Net Realized and Unrealized Loss on Investments		(23,960,514)
Change in Net Assets Resulting From Operations		$(11,570,722)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Income Portfolio

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Change in Net Assets:

Net investment income	$12,389,792	$23,270,259

Net realized loss	(449,516)	(636,366)

Change in unrealized appreciation/(depreciation)	(23,510,998)	(14,426,794)
Change in net assets resulting from operations	(11,570,722)	8,207,099

Distributions to shareholders from:
Net investment income:
Primary Class	(11,420,247)	(21,444,590)
Institutional Class	(569,624)	(1,750,021)
Net realized gain on investments:
Primary Class	—	(1,197,499)
Institutional Class	—	(46,104)

Change in net assets from fund share transactions:
Primary Class	(24,461,057)	(3,651,630)
Institutional Class	(31,458,775)	37,490,814
Change in net assets	(79,480,425)	17,608,069

Net Assets:

Beginning of period	434,365,840	416,757,771
End of period	$354,885,415	$434,365,840
Undistributed/(Overdistributed) net investment income	$361,091	$(38,830)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.11		$10.49		$10.40		$10.81	$10.88	$10.42

Investment operations:
Net investment income	.32	A	.55	A	.51	A	.49	.49	.50
Net realized and unrealized gain/(loss)	(.62)		(.35)		.09		(.31)	.18	.53

Total from investment operations	(.30)		.20		.60		.18	.67	1.03

Distributions from:
Net investment income	(.31)		(.55)		(.51)		(.49)	(.49)	(.50)
Net realized gain on investments	—		(.03)		—	B	(.10)	(.25)	(.07)

Total distributions	(.31)		(.58)		(.51)		(.59)	(.74)	(.57)

Net asset value, end of period	$9.50		$10.11		$10.49		$10.40	$10.81	$10.88

Total return	(3.05	)%C	1.93%		6.01%		1.69%	6.29%	10.16%

Ratios to Average Net Assets:D
Total expenses	1.29	%E	1.28%		1.33%		1.30%	1.27%	1.28%
Expenses net of waivers, if any	1.00	%E	1.00%		1.00%		1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%E	1.00%		1.00%		1.00%	1.00%	1.00%
Net investment income	6.47	%E	5.32%		4.98%		4.64%	4.47%	4.62%
Supplemental Data:
Portfolio turnover rate	10.7	%C	47.2%		65.7%		51.1%	74.9%	78.2%
Net assets, end of period (in thousands)	$338,904		$386,094		$404,864		$366,329	$403,361	$408,685

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$10.11		$10.49		$10.41		$10.82	$10.89	$10.43

Investment operations:
Net investment income	.34	A	.61	A	.56	A	.55	.54	.55
Net realized and unrealized gain/(loss)	(.62)		(.36)		.08		(.31)	.17	.53

Total from investment operations	(.28)		.25		.64		.24	.71	1.08

Distributions from:
Net investment income	(.33)		(.60)		(.56)		(.55)	(.53)	(.55)
Net realized gain on investments	—		(.03)		—	B	(.10)	(.25)	(.07)

Total distributions	(.33)		(.63)		(.56)		(.65)	(.78)	(.62)

Net asset value, end of period	$9.50		$10.11		$10.49		$10.41	$10.82	$10.89

Total return	(2.81	)%C	2.44%		6.45%		2.27%	6.85%	10.71%

Ratios to Average Net Assets:D
Total expenses	.79	%E	.74%		.74%		.74%	.74%	.78%
Expenses net of waivers, if any	.50	%E	.50%		.50%		.44%	.47%	.50%
Expenses net of all reductions	.50	%E	.50%		.50%		.44%	.47%	.50%
Net investment income	6.88	%E	5.95%		5.47%		5.26%	5.02%	5.13%
Supplemental Data:
Portfolio turnover rate	10.7	%C	47.2%		65.7%		51.1%	74.9%	78.2%
Net assets, end of period (in thousands)	$15,981		$48,272		$11,894		$20,441	$10,216	$5,895

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08 to 6/30/08
Primary Class:
Actual	$1,000.00	$969.10	$4.90
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02
Institutional Class:
Actual	$1,000.00	$971.50	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.50% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 366.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Limited Duration Bond Portfolio

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–2.89%	–2.89%
Five Years	+6.09%	+1.19%
Ten Years	+39.79%	+3.41%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A total rate of return index based on daily closing prices and consisting of Treasury bills with a maturity of 1-3 years.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–2.50%	–2.50%
Five Years	+8.70%	+1.68%
Ten Years	+47.09%	+3.93%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2008)B

Standard & Poor’s Debt RatingsC (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

B

The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time. The charts do not include derivatives such as Futures Contracts, Options Written, and Swaps.

C	Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk.
D	Preferred Stocks do not have a defined maturity date.

Semi-Annual Report to Shareholders

Portfolio of Investments

Limited Duration Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 94.8%

Corporate Bonds and Notes — 22.7%
Aerospace and Defense — 0.3%
United Technologies Corp.	5.375%	12/15/17	$410,000	$409,674

Airlines — 1.2%
Continental Airlines Inc.	7.056%	9/15/09	70,000	68,075
Continental Airlines Inc.	6.900%	1/2/18	442,085	407,823
Continental Airlines Inc.	6.545%	2/2/19	389,668	356,546
Continental Airlines Inc.	6.703%	6/15/21	310,776	270,764
Northwest Airlines Inc.	3.445%	5/20/14	895,376	779,042	A

				1,882,250

Capital Markets — 3.1%
Goldman Sachs Capital II	5.793%	12/29/49	2,080,000	1,446,349	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	970,000	632,925	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340,000	314,540
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700,000	685,101
Merrill Lynch and Co. Inc.	6.150%	4/25/13	720,000	697,825
Morgan Stanley	6.600%	4/1/12	330,000	335,518
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200,000	197,638
The Goldman Sachs Group Inc.	6.600%	1/15/12	350,000	359,899

				4,669,795

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	90,000	87,156

Commercial Banks — 1.9%
HSBC Bank PLC	5.648%	7/20/12	1,000,000	845,748	A,C
HSBC Bank PLC	7.945%	8/20/12	70,000	64,617	A
SunTrust Capital VIII	6.100%	12/1/36	120,000	95,303	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960,000	1,332,800	B

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wells Fargo Capital X	5.950%	12/15/36	$300,000	$272,146	B
Wells Fargo Capital XIII	7.700%	12/29/49	350,000	347,916	B

				2,958,530

Commercial Services and Supplies — 0.4%
Waste Management Inc.	7.375%	8/1/10	650,000	678,978

Consumer Finance — 0.9%
American Express Co.	6.800%	9/1/66	600,000	554,727	B
Nelnet Inc.	7.400%	9/29/36	380,000	248,442	B
SLM Corp.	8.450%	6/15/18	590,000	566,008

				1,369,177

Diversified Financial Services — 3.2%
AGFC Capital Trust I	6.000%	1/15/67	860,000	682,435	B,C
Capmark Financial Group Inc.	5.875%	5/10/12	400,000	282,165	D
General Electric Capital Corp.	6.375%	11/15/67	675,000	638,421	B
IBM International Group Capital LLC	5.050%	10/22/12	950,000	970,170
Kaupthing Bank Hf	7.625%	2/28/15	330,000	298,089	C,E
Liberty Media LLC	7.875%	7/15/09	1,110,000	1,120,803
ZFS Finance USA Trust III	3.926%	12/15/65	970,000	849,400	A,C

				4,841,483

Diversified Telecommunication Services — 0.2%
Qwest Corp.	7.875%	9/1/11	230,000	230,000

Electric Utilities — 0.3%
Pacific Gas and Electric Co.	4.800%	3/1/14	500,000	487,208

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Food and Staples Retailing — 0.3%
Wal-Mart Stores Inc.	5.800%	2/15/18	$500,000	$517,697

Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	500,000	491,215

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	179,795

IT Services — 0.7%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000,000	1,031,266

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110,000	106,975

Media — 1.8%
Clear Channel Communications Inc.	4.250%	5/15/09	1,100,000	1,061,500
Comcast Cable Communications Inc.	6.875%	6/15/09	600,000	616,189
The Walt Disney Co.	4.700%	12/1/12	280,000	281,762
Time Warner Inc.	5.500%	11/15/11	830,000	817,798

				2,777,249

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	330,000	306,639
May Department Stores Co.	5.750%	7/15/14	110,000	99,320

				405,959

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	330,000	326,186

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — 2.7%
Apache Corp.	6.250%	4/15/12	$520,000	$546,427
Devon Financing Corp. ULC	6.875%	9/30/11	350,000	371,476
El Paso Natural Gas Co.	5.950%	4/15/17	590,000	569,312
Hess Corp.	6.650%	8/15/11	510,000	534,916
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810,000	834,929
Pemex Project Funding Master Trust	3.281%	12/3/12	752,000	736,960	A,C
XTO Energy Inc.	5.650%	4/1/16	440,000	436,183

				4,030,203

Real Estate Investment Trusts — 1.4%
iStar Financial Inc.	3.116%	9/15/09	1,330,000	1,220,201	A
iStar Financial Inc.	5.650%	9/15/11	1,000,000	855,000

				2,075,201

Thrifts and Mortgage Finance — 2.6%
Countrywide Financial Corp.	3.022%	3/24/09	610,000	585,797	A
Countrywide Financial Corp.	5.800%	6/7/12	600,000	567,483
Residential Capital LLC	8.500%	5/15/10	2,180,000	1,831,200	C
Residential Capital LLC	9.625%	5/15/15	1,200,000	582,000	C
Washington Mutual Bank	2.926%	6/16/10	440,000	386,310	A

				3,952,790

Tobacco — 0.3%
Philip Morris International Inc.	4.875%	5/16/13	400,000	392,931

Wireless Telecommunication Services — 0.3%
Sprint Capital Corp.	6.375%	5/1/09	30,000	30,000
Vodafone Group PLC	5.350%	2/27/12	450,000	451,652

				481,652

Total Corporate Bonds and Notes (Cost — $37,410,569)				34,383,370

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Asset-Backed Securities — 8.4%
Fixed Rate Securities — 1.9%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	$387,452	$386,921	B,C
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	900,000	910,646	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	594,362	590,455	C
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	513,361	444,035	C
Wells Fargo Financial Auto Owner Trust 2005-A A4	4.280%	5/15/12	549,933	547,102

				2,879,159

Indexed SecuritiesA — 6.5%
Asset Backed Funding Certificates 2002-WF2	3.608%	5/25/32	221,263	207,638
Asset Backed Funding Certificates 2004-OPT2 M1	3.033%	8/25/33	400,000	334,311
Bear Stearns Asset Backed Securities Inc. 2004-1	3.003%	6/25/34	2,235,520	1,946,315
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	2.883%	11/25/46	1,614,845	907,648	C
Countrywide Asset-Backed Certificates 2007-13 2A1	3.383%	10/25/47	956,110	783,962
Countrywide Home Equity Loan Trust 2004-O	2.751%	2/15/34	394,820	285,690
Lehman XS Trust 2005-5N 3A1A	2.783%	11/25/35	1,421,640	1,065,776
Long Beach Mortgage Loan Trust 2006-A A1	2.573%	5/25/36	1,018,375	175,666
Nelnet Student Loan Trust 2008-4 A4	4.100%	4/25/24	1,600,000	1,604,000
RAAC Series 2005-RP1	2.823%	7/25/37	248,896	244,727	C

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Asset-Backed Securities — Continued
Indexed SecuritiesA — Continued
Securitized Asset Backed Receivables LLC 2006-FR3 A2	2.623%	5/25/36	$820,000	$769,881
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	3.083%	11/25/34	530,000	381,978
Structured Asset Securities Corp. 2007-BC3 1A2	2.623%	5/25/47	800,000	697,695
WaMu Asset-Backed Certificates 2007-HE1 2A3	2.633%	1/25/37	800,000	459,463

				9,864,750

Total Asset-Backed Securities
(Cost — $15,716,161)				12,743,909

Mortgage-Backed Securities — 22.2%
Fixed Rate Securities — 1.7%
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,121,361	913,909
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	1,727,532	1,673,387

				2,587,296

Indexed SecuritiesA — 15.4%
Banc of America Mortgage Securities 2005-F	5.008%	7/25/35	1,870,928	1,821,125
Bayview Commercial Asset Trust 2005-2A A2	2.833%	8/25/35	594,023	555,157	C
Bear Stearns Alt-A Trust 2007-1 1A1	2.643%	1/25/47	1,844,022	1,212,408
Bear Stearns ARM Trust 2004-10	4.719%	1/25/35	347,472	343,403

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — Continued
Indexed SecuritiesA — Continued
Countrywide Alternative Loan Trust 2005-59 1A1	2.813%	11/20/35	$1,299,109	$950,051
Countrywide Alternative Loan Trust 2006-0A2 A5	2.712%	5/20/46	1,631,789	961,320
Countrywide Alternative Loan Trust 2007-AL1 A1	2.733%	6/25/37	433,476	291,519
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.601%	6/25/34	566,661	560,665
First Horizon Alternative Mortgage Securities 2006- FA8 1A8	2.853%	2/25/37	379,566	292,005
Greenpoint Mortgage Funding Trust 2006- AR7 1A1B	2.603%	12/25/46	698,395	567,640
Harborview Mortgage Loan Trust 2004-8 3A2	2.883%	11/29/34	369,455	364,831
HomeBanc Mortgage Trust 2004-2 A1	2.853%	12/25/34	861,037	688,150
HomeBanc Mortgage Trust 2005-1 A1	2.733%	3/25/35	1,325,150	1,160,893
Impac CMB Trust 2004-6 1A2	3.263%	10/25/34	264,834	211,528
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.255%	11/25/37	861,570	813,675
JPMorgan Mortgage Trust 2004-A1 1A1	4.341%	10/25/33	1,920,602	1,836,205
JPMorgan Mortgage Trust 2004-A1 1A1	4.792%	2/25/34	568,226	534,348
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	3,000,000	2,875,138
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	4.594%	12/25/46	1,008,394	715,473

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — Continued
Indexed SecuritiesA — Continued
MASTR Specialized Loan Trust 2006-01 A	2.783%	12/25/35	$494,523	$469,737	C
Sequoia Mortgage Trust 2003-2 A2	3.562%	6/20/33	317,898	295,586
Structured Asset Mortgage Investments Inc. 2006- AR2 A1	2.713%	2/25/36	727,347	521,078
Structured Asset Mortgage Investments Inc. 2006- AR7 A1A	2.693%	8/25/36	1,232,597	887,422
Thornburg Mortgage Securities Trust 2005-4 A2	2.693%	12/25/45	71,119	71,085
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	2.803%	2/25/36	1,236,971	718,685
WaMu Mortgage Pass-Through Certificates 2003- AR8 A	4.030%	8/25/33	511,968	504,514
WaMu Mortgage Pass-Through Certificates 2003- AR10	4.056%	10/25/33	2,100,000	2,051,050
WaMu Mortgage Pass-Through Certificates 2004- AR08 A1	2.858%	6/25/44	504,169	468,840
WaMu Mortgage Pass-Through Certificates 2006- AR4 DA	4.498%	6/25/46	822,176	589,012

				23,332,543

Variable Rate SecuritiesF — 5.1%
Banc of America Funding Corp. 2004-B	6.689%	12/20/34	342,313	273,269
Chase Mortgage Finance Corp. 2007-A1 2A3	4.137%	2/25/37	805,131	799,855

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities — Continued
Variable Rate SecuritiesF — Continued
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.502%	3/25/37	$1,760,079	$1,542,876
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.747%	8/25/47	934,442	888,837
Countrywide Alternative Loan Trust 2004-33 1A1	6.726%	12/25/34	230,412	189,826
Countrywide Alternative Loan Trust 2004-33 2A1	6.760%	12/25/34	129,788	104,259
JPMorgan Mortgage Trust 2006-A2 5A1	3.758%	11/25/33	395,803	389,520
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.890%	12/25/34	965,289	884,302
Prime Mortgage Trust 2005-2	7.410%	10/25/32	910,750	880,743
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.666%	6/25/35	650,451	562,835
WaMu Mortgage Pass-Through Certificates 2004- AR14 A1	4.254%	1/25/35	1,253,001	1,203,083

				7,719,405

Total Mortgage-Backed Securities (Cost — $38,767,744)				33,639,244

US Government and Agency Obligations — 11.7%
Fixed Rate Securities — 11.7%
Federal Home Loan Bank	3.500%	12/10/10	4,760,000	4,770,796
United States Treasury Notes	2.625%	5/31/10	12,975,000	12,983,109

Total US Government and Agency Obligations (Cost — $17,785,739)				17,753,905

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
US Government Agency Mortgage-Backed Securities — 17.7%
Fixed Rate Securities — 13.9%
Fannie Mae	8.500%	6/1/10 to 8/1/11	$1,382	$1,411
Fannie Mae	7.000%	1/1/13 to 1/1/33	3,511,223	3,711,757
Fannie Mae	6.500%	7/1/13 to 10/1/32	973,519	1,009,090
Fannie Mae	9.500%	7/1/14	6,065	6,291
Fannie Mae	11.000%	12/1/15	23,907	25,710
Fannie Mae	12.500%	1/1/18	19,839	22,707
Fannie Mae	9.000%	11/1/21	68,331	73,605
Fannie Mae	6.000%	11/1/27	105	107
Fannie Mae	5.500%	4/1/36	1,516,381	1,482,953
Fannie Mae	5.000%	12/1/38	4,000,000	3,827,844	G
Fannie Mae	6.000%	12/1/38	2,400,000	2,421,000	G
Freddie Mac	8.500%	12/1/08 to 6/1/21	3,027	3,202
Freddie Mac	9.750%	11/1/09 to 11/1/14	1,105	1,118
Freddie Mac	9.000%	1/1/17 to 1/1/21	65,970	69,927
Freddie Mac	8.000%	2/1/31	170,574	184,791
Freddie Mac	7.000%	4/1/32	1,255,327	1,326,879
Freddie Mac	5.000%	11/1/35	159,053	152,942
Freddie Mac	5.500%	12/1/37	5,622,958	5,545,979
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	188,655	193,654
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	1,488	1,634
Government National Mortgage Association	6.000%	12/1/38	900,000	912,836	G

				20,975,437

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
US Government Agency Mortgage-Backed Securities — Continued
Indexed SecuritiesA — 3.6%
Fannie Mae	4.343%	10/1/34	$718,005	$724,166
Fannie Mae	4.222%	12/1/34	273	276
Fannie Mae	4.329%	1/1/35	923,507	938,087
Fannie Mae	4.788%	2/1/35	507,151	510,044
Fannie Mae	4.959%	3/1/35	3,230,264	3,259,092
Freddie Mac	4.345%	12/1/34	10,962	11,052
Freddie Mac	4.470%	12/1/34	28,925	29,332
Freddie Mac	4.087%	1/1/35	7,228	7,299
Freddie Mac	4.147%	1/1/35	1,129	1,138

				5,480,486

Stripped Securities — 0.2%
Government National Mortgage Association	6.000%	6/16/26	1,438,524	168,406	H1
Government National Mortgage Association	6.050%	8/16/26	1,015,620	120,356	H1

				288,762

Total US Government Agency Mortgage-Backed Securities (Cost — $27,398,252)				26,744,685

Yankee BondsI — 11.3%
Beverages — 0.2%
Diageo Capital PLC	5.200%	1/30/13	350,000	350,400

Capital Markets — 0.6%
Deutsche Bank AG	6.000%	9/1/17	900,000	908,730

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds — Continued
Commercial Banks — 3.4%
Glitnir Banki Hf	3.258%	1/21/11	$1,550,000	$1,238,774	A,C
Glitnir Banki Hf	6.693%	6/15/16	50,000	32,153	B,C
HSBC Bank PLC	8.195%	8/20/12	70,000	65,205	A
Kaupthing Bank Hf	3.413%	1/15/10	190,000	164,899	A,C
Kaupthing Bank Hf	5.750%	10/4/11	420,000	340,026	C
Landsbanki Islands Hf	6.100%	8/25/11	620,000	546,608	C
Landsbanki Islands Hf	7.431%	12/31/49	240,000	151,535	B,C
Resona Preferred Global Securities	7.191%	12/29/49	830,000	766,426	B,C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	640,000	449,467	B,C
TuranAlem Finance BV	4.283%	1/22/09	320,000	304,000	A,C
VTB Capital SA for Vneshtorgbank	3.384%	8/1/08	1,167,000	1,155,330	A,C

				5,214,423

Diversified Financial Services — 1.8%
Aiful Corp.	5.000%	8/10/10	1,280,000	1,138,658	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600,000	520,075	B
TNK-BP Finance SA	6.875%	7/18/11	1,090,000	1,073,650	C

				2,732,383

Diversified Telecommunication Services — 2.3%
British Telecommunications PLC	8.625%	12/15/10	520,000	558,350	D
Deutsche Telekom International Finance BV	8.500%	6/15/10	650,000	687,629	D
France Telecom SA	7.750%	3/1/11	570,000	603,653
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900,000	952,234
Telefonica Emisiones S.A.U.	3.114%	2/4/13	790,000	749,777	A

				3,551,643

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Yankee Bonds — Continued
Health Care Equipment and Supplies — 0.4%
Baxter Finco BV	4.750%	10/15/10	$520,000		$525,908

Industrial Conglomerates — 1.0%
Tyco International Group SA	6.375%	10/15/11	1,480,000		1,514,530

Insurance — 0.3%
Merna Reinsurance Ltd.	4.446%	7/7/10	400,000		380,280	A,C

Metals and Mining — 0.7%
Vale Overseas Ltd.	6.250%	1/23/17	1,130,000		1,093,813

Oil, Gas and Consumable Fuels — 0.6%
Anadarko Finance Co.	6.750%	5/1/11	870,000		904,335

Total Yankee Bonds (Cost — $18,305,050)					17,176,445

Preferred Stocks — 0.8%
Fannie Mae	8.250%		15,950	shs	366,052	B
Freddie Mac	8.375%		21,700		527,310	B
Home Ownership Funding Corp.	1.000%		500		74,678	C,E
Home Ownership Funding Corp. II	1.000%		1,400		206,223	C,E

Total Preferred Stocks (Cost — $2,478,698)					1,174,263

Total Long-Term Securities (Cost — $157,862,213)					143,615,821

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — 9.6%
US Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	12/15/08	$606,000		$598,944	J,K

Options PurchasedL — N.M.
Eurodollar Futures Call, September 2008, Strike Price $97.00			9	M	4,612
US Treasury Note Futures Call, August 2008, Strike Price $138.00			86	M	1,344

					5,956

Repurchase Agreements — 9.2%
Deutsche Bank AG
2.45%, dated 6/30/08, to be repurchased at $7,067,481 on 7/1/08 (Collateral: $7,005,000 Fannie Mae note, 6.13%, due 7/17/13 value $7,208,341)			7,067,000		7,067,000
Merrill Lynch Government Securities Inc.
2%, dated 6/30/08 to be repurchased at $6,900,383 on 7/1/08 (Collateral: $41,707,000 Freddie Mac zero-coupon bond, due 5/4/37, value $7,038,002)			6,900,000		6,900,000

					13,967,000

Total Short-Term Securities (Cost — $14,572,571)					14,571,900

Total Investments — 104.4% (Cost — $172,434,784)N					158,187,721
Other Assets Less Liabilities — (4.4)%					(6,603,598)

Net Assets — 100.0%					$151,584,123

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedL
Eurodollar Futures	March 2009	222	$(107,673)
Eurodollar Futures	June 2009	213	(78,365)
Eurodollar Futures	September 2009	66	4,483
US Treasury Note Futures	September 2008	402	(20,338)

			$(201,893)

Futures Contracts WrittenL
Eurodollar Futures	June 2011	39	$(12,133)
US Treasury Note Futures	September 2008	315	150,722
US Treasury Note Futures	September 2008	46	20,825

			$159,414

Options WrittenL
Eurodollar Futures Put, Strike Price $96.63	September 2008	9	$1,530
Eurodollar Futures Put, Strike Price $97.50	March 2009	19	(32,039)
US Treasury Note Futures Call, Strike Price $114.00	August 2008	21	3,340
US Treasury Note Futures Put, Strike Price $107.50	August 2008	6	2,689
US Treasury Note Futures Put, Strike Price $108.00	August 2008	27	4,388

			$(20,091)

Semi-Annual Report to Shareholders

N.M. — Not Meaningful.

A

Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2008.

B

Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 11.55% of net assets.

D	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Service.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
G	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H

Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	Yankee Bond — A dollar-denominated bond issued in the US by foreign entities.
J	All or a portion of this security is collateral to cover futures and options contracts written.
K	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.
N

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$463,597
Gross unrealized depreciation	(14,710,660)

Net unrealized depreciation	$(14,247,063)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Limited Duration Bond Portfolio

June 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost – $157,862,213)		$143,615,821
Short-term securities at value (Cost – $14,572,571)		14,571,900
Cash		764
Interest receivable		1,180,003
Receivable for securities sold		202,938
Receivable for fund shares sold		138,473
Futures variation margin receivable		17,966
Other assets		11,324

Total assets		159,739,189

Liabilities:
Payable for securities purchased	$7,377,949
Payable for fund shares repurchased	502,176
Accrued distribution and service fees	91,896
Options written (Proceeds – $36,728)	56,819
Accrued expenses	126,225

Total liabilities		8,155,066

Net Assets		$151,584,123

Net assets consist of:
Accumulated paid-in-capital		$179,198,279
Undistributed net investment income		117,830
Accumulated net realized loss on investments, options and futures		(13,422,349)
Net unrealized depreciation on investments, options and futures		(14,309,637)

Net Assets		$151,584,123

Net Asset Value Per Share:
Primary Class (15,038,476 shares outstanding)		$9.46

Institutional Class (991,832 shares outstanding)		$9.46

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Limited Duration Bond Portfolio

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest		$4,381,981
Expenses:
Management fees	372,154
Distribution and service fees:
Primary Class	386,857
Audit and legal fees	26,250
Custodian fees	20,444
Directors’ fees and expenses	31,460
Registration fees	15,167
Reports to shareholders	21,030
Transfer agent and shareholder servicing expense:
Primary Class	65,591
Institutional Class	8,583
Other expenses	21,606

	969,142
Less: Fees waived	(168,468)
Compensating balance credits	(298)

Net expenses		800,376

Net Investment Income		3,581,605
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(1,437,510)
Options	81,304
Futures	479,679

		(876,527)
Change in unrealized appreciation/(depreciation) of investments, options and futures		(7,796,101)

Net Realized and Unrealized Loss on Investments		(8,672,628)
Change in Net Assets Resulting From Operations		$(5,091,023)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Limited Duration Bond Portfolio

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Change in Net Assets:

Net investment income	$3,581,605	$8,863,309
Net realized loss	(876,527)	(1,850,541)

Change in unrealized appreciation/(depreciation)	(7,796,101)	(2,874,447)
Change in net assets resulting from operations	(5,091,023)	4,138,321

Distributions to shareholders from:
Net investment income:
Primary Class	(3,287,128)	(8,257,858)
Institutional Class	(252,259)	(597,941)

Change in net assets from fund share transactions:
Primary Class	(16,945,923)	(20,301,062)
Institutional Class	(1,223,657)	467,488
Change in net assets	(26,799,990)	(24,551,052)

Net Assets:

Beginning of period	178,384,113	202,935,165
End of period	$151,584,123	$178,384,113
Undistributed net investment income	$117,830	$75,612

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$9.97		$10.22		$10.20		$10.36	$10.54	$10.70

Investment operations:
Net investment income	.21	A	.46	A	.42	A	.33	.29	.26
Net realized and unrealized gain/(loss)	(.51)		(.25)		.02		(.14)	(.09)	(.14)

Total from investment operations	(.30)		.21		.44		.19	.20	.12

Distributions from:
Net investment income	(.21)		(.46)		(.42)		(.35)	(.37)	(.28)
Net realized gain on investments	—		—		—		—	(.01)	—

Total distributions	(.21)		(.46)		(.42)		(.35)	(.38)	(.28)

Net asset value, end of period	$9.46		$9.97		$10.22		$10.20	$10.36	$10.54

Total return	(3.09	)%B	2.05%		4.46%		1.83%	1.89%	1.11%

Ratios to Average Net Assets:C
Total expenses	1.20	%D	1.18%		1.21%		1.15%	1.21%	1.21%
Expenses net of waivers, if any	1.00	%D	1.00%		1.00%		1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%D	1.00%		1.00%		1.00%	1.00%	1.00%
Net investment income	4.30	%D	4.51%		4.10%		3.21%	2.81%	2.48%
Supplemental Data:
Portfolio turnover rate	133.2	%B	286.8%		237.2%		81.6%	238.0%	487.3%
Net assets, end of period (in thousands)	$142,205		$167,195		$191,883		$219,497	$274,606	$326,844

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary or contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary or contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary or contractual expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Limited Duration Bond Portfolio — Continued

Institutional Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$9.97		$10.22		$10.20		$10.37	$10.55	$10.70

Investment operations:
Net investment income	.23	A	.51	A	.47	A	.40	.35	.32
Net realized and unrealized gain/(loss)	(.51)		(.25)		.03		(.17)	(.10)	(.14)

Total from investment operations	(.28)		.26		.50		.23	.25	.18

Distributions from:
Net investment income	(.23)		(.51)		(.48)		(.40)	(.42)	(.33)
Net realized gain on investments	—		—		—		—	(.01)	—

Total distributions	(.23)		(.51)		(.48)		(.40)	(.43)	(.33)

Net asset value, end of period	$9.46		$9.97		$10.22		$10.20	$10.37	$10.55

Total return	(2.85	)%B	2.56%		4.98%		2.29%	2.41%	1.71%

Ratios to Average Net Assets:C
Total expenses	.75	%D	.72%		.64%		.62%	.70%	.68%
Expenses net of waivers, if any	.50	%D	.50%		.50%		.46%	.48%	.46%
Expenses net of all reductions	.50	%D	.50%		.50%		.46%	.48%	.46%
Net investment income	4.78	%D	5.02%		4.58%		3.85%	3.22%	3.03%

Supplemental Data:
Portfolio turnover rate	133.2	%B	286.8%		237.2%		81.6%	238.0%	487.3%
Net assets, end of period (in thousands)	$9,379		$11,189		$11,052		$18,213	$9,546	$7,740

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Income Trust, Inc. (Corporation), consisting of the Investment Grade Income Portfolio (Investment Grade), and the Limited Duration Bond Portfolio (Limited Duration) (each a Fund), is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end, diversified investment company.

Investment Grade and Limited Duration each consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Legg Mason Investment Grade

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$350,730,277	$2,038,871	$348,691,406	$—
Other Financial Instruments*	(215,350)	(215,350)	—	—

Total	$350,514,927	$1,823,521	$348,691,406	$—

Legg Mason Limited Duration

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$158,181,765	$893,363	$157,288,402	$—
Other Financial Instruments*	(56,614)	(56,614)	—	—

Total	$158,125,151	$836,749	$157,288,402	$—

*	Other financial instruments include options and futures.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	US Gov’t. Securities	Other	US Gov’t. Securities	Other
Investment Grade	2,523,529	38,089,422	6,333,123	83,838,136
Limited Duration	204,147,970	8,668,186	220,134,992	15,449,379

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options and Futures

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and a Fund recognizes a gain or loss when the contract is closed.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amounts of the respective underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Semi-Annual Report to Shareholders

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

3. Financial Instruments:

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Purchased option:	Impact on the Fund:

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The most commonly realized risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The most commonly realized risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended June 30, 2008, was as follows:

Limited Duration:	Actual Contracts	Premiums
Options outstanding at December 31, 2007	128	$80,610
Options written	284	118,124
Options closed	(278)	(123,813)
Options exercised	(52)	(38,193)

Options outstanding at June 30, 2008	82	$36,728

Upon entering into a futures contract, each Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments

Semi-Annual Report to Shareholders

(“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses. The Fund realizes a gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2008 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked to market daily, and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

4. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets shown in the table below. LMFA has contractually agreed to waive its fees to the extent Limited Duration’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of the Fund’s average daily net assets. These contractual expense limitations are due to expire on April 30, 2009. LMFA has voluntarily agreed to waive fees to the extent that Investment Grade’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. This voluntary waiver is currently expected to continue until April 30, 2009, but may be terminated at any time. Pursuant to an agreement approved by the Board, Limited Duration agreed to repay LMFA for waived fees and reimbursed expenses provided that payment does not cause operating expenses to exceed 1.00% of the Primary Class’s average net assets and 0.50% of the Institutional Class’s average net assets and the payment is made within three years after the year in which LMFA earned the fee or incurred the expense. The following chart shows annual rates of management fees, expense limits, and management fees waived, for each Fund:

			Six Months Ended June 30, 2008	Maximum Amount Subject to Recapture
Fund	Management Fee	Expense Limitation	Management Fees Waived
Investment Grade
— Primary Class	0.60%	1.00%	$378,601	$2,777,246
— Institutional Class	0.60%	0.50%	17,715	152,789
Limited Duration
— Primary Class	0.45%	1.00%	$93,459	$788,830
— Institutional Class	0.45%	0.50%	6,438	55,235

Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Investment Grade. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

Semi-Annual Report to Shareholders

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the six months ended June 30, 2008, Legg Mason waived $151,704 and $61,671 of the distribution and service fees for Investment Grade and Limited Duration, respectively.

Fund	Distribution Fee	Service Fee
Investment Grade	0.25%	0.25%
Limited Duration	0.25%	0.25%

LMFA, the Adviser, and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

5. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the six months ended June 30, 2008.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

6. Fund Share Transactions:

At June 30, 2008, there were 100,000,000 shares authorized at $.001 par value for each of the Primary and Financial Intermediary Classes of Investment Grade and Limited Duration, and 50,000,000 shares authorized at $.001 par value for each of their Institutional Classes. Share transactions for the Funds were as follows:

Investment Grade Income Portfolio

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	3,502,335	$34,607,152	10,373,591	$107,619,637
Shares issued on reinvestment	1,119,067	10,917,891	1,914,513	19,726,308
Shares repurchased	(7,139,656)	(69,986,100)	(12,697,523)	(130,997,575)

Net Decrease	(2,518,254)	$(24,461,057)	(409,419)	$(3,651,630)

Institutional Class
Shares sold	332,090	$3,247,390	4,021,567	$41,398,237
Shares issued on reinvestment	56,026	546,646	173,253	1,772,017
Shares repurchased	(3,478,420)	(35,252,811)	(555,055)	(5,679,440)

Net Increase (Decrease)	(3,090,304)	$(31,458,775)	3,639,765	$37,490,814

Limited Duration Bond Portfolio

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,312,491	$12,824,031	2,517,235	$25,588,486
Shares issued on reinvestment	328,923	3,194,945	751,053	7,616,464
Shares repurchased	(3,373,577)	(32,964,899)	(5,274,330)	(53,506,012)

Net Decrease	(1,732,163)	$(16,945,923)	(2,006,042)	$(20,301,062)

Institutional Class
Shares sold	249,002	$2,444,551	570,046	$5,775,650
Shares issued on reinvestment	25,818	251,128	44,813	454,047
Shares repurchased	(404,774)	(3,919,336)	(574,158)	(5,762,209)

Net Increase (Decrease)	(129,954)	$(1,223,657)	40,701	$467,488

Semi-Annual Report to Shareholders

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Funds adopted FIN 48. There was no material impact to the financial statements or disclosure there to as a result of this adoption.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Western Asset Management Company

Pasadena, CA

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust US Small-Capitalization Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.
Value Trust Specialty Fund Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.
Tax-Free Bond Fund
Maryland Tax-Free Income Trust	Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for these or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: September 5, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: September 5, 2008